INCOME TAXES (Schedule of Income (Loss) Before Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Domestic	$ 10,116	$ 4,145	$ (2,556)
Foreign	(1,848)	(690)	(1,913)
Income (loss) before taxes on income	$ 8,268	$ 3,455	$ (4,469)